Restructuring (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Mar. 31, 2016 USD ($) position	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)
Total termination charges					$ 700
Severance benefits and other one-time termination costs					600
Cash expenditures		$ 600
Restructuring charges
Balance at the beginning of the period			$ 5
Restructuring charge	$ 50		1,052	$ 676	676
Non-cash settlements					(46)
Cash payments			(577)		(625)
Balance at the end of the period	475		475		5
Workforce reduction
Restructuring charges
Restructuring charge			458		561
Cash payments			(458)		(561)
Facility related and other termination costs
Restructuring charges
Balance at the beginning of the period			5
Restructuring charge			594		115
Non-cash settlements					(46)
Cash payments			(119)		(64)
Balance at the end of the period	$ 475		$ 475		$ 5
United States
Number of positions/employees terminated | position		12
Hyderabad, India
Number of positions/employees terminated | position		18